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(TRANSAMERICA ASSET MANAGEMENT INC. LOGO)    Transamerica Asset Management, Inc.
                                             P.O. Box 9012
                                             Clearwater, Florida 33758-9012
                                             727-299-1800

May 5, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     RE:  Transamerica Investors, Inc. the ("Corporation")
          (1933 Act File No.: 033-90888) (1940 Act File No.: 811-09010)

Dear Sir or Madam:

On behalf of the Corporation, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the forms of Prospectuses for the Corporation dated May 1, 2009, otherwise required to be filed under paragraph
(c) of Rule 497, would not have differed from the form of prospectus contained in the Form N-1A registration statement for the Corporation (Post-Effective Amendment No. 33) (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 29, 2009 via EDGAR (Accession Number 0000950144-09-003685).

Any comments or questions on this filing should be directed to the undersigned at (727) 299-1803.

Very truly yours,


/s/ Margaret A. Cullem-Fiore
Margaret A. Cullem-Fiore
Vice President and Senior Counsel